111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  July 29, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 3 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 2 to the Registration Statement in response to such comments on June 16, 2011.

     The Fund consists of one unit investment trust (the "Trust").   In
materials previously submitted, the Trust consisted of U.S. Treasury obligations and options linked to a securities index. The Sponsor has revised the Trust so that it will consist of U.S. Treasury obligations, common stock, and options linked to a basket of common stocks. The trust name has been changed to Multi Enhanced Return Investment Trust, High 50(SM) August 2011 Series. We have further revised the prospectus to reflect these changes to the Trust's strategy. Certain other characteristics of the options have been changed as disclosed in the Registration Statement. We have revised the prospectus disclosure including investment risks in accordance with these changes. Other changes have also been made in the prospectus that represent certain clarifications and minor alterations.

     We have been advised that the Sponsor currently proposes to deposit securities and to activate the subject Fund in late August, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.





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     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                Chapman and Cutler LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson













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